Note 7 - Deferred Finance Charges (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Finance Costs, Gross	$ 3,523,674		$ 3,081,644
Amortization of Financing Costs	321,524	325,577
Accumulated Amortization, Deferred Finance Costs	$ 2,107,682		$ 1,786,158